Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS - OPERATING ACTIVITIES:
Net loss	$ (2,108)	$ (1,866)	$ (2,901)
Adjustments for:
Depreciation and amortization	134	170	209
Interest expenses	44	45	46
Interest income	(118)	(405)
Foreign exchange gain on cash and cash equivalents	(9)
Share of loss of a joint venture	79	19	21
Other finance income			(166)
Loss on abandonment of fixed assets			278
Changes in operating assets and liabilities
Decrease (increase) in trade receivables	169	(202)
Increase in other receivables and prepaid expenses	(26)	(256)	(40)
Increase (decrease) in accounts payable and accruals	18	(106)	91
Net cash used in operating activities	(1,817)	(2,601)	(2,462)
CASH FLOWS – INVESTING ACTIVITIES:
Interest received on deposits	396	279
Proceeds from short term deposits	4,000	5,000
Investments in short term deposits	(1,405)	(4,000)	(5,000)
Investment in a joint venture	(32)	(50)	(298)
Purchase of property and equipment	(33)	(6)	(3)
Net cash provided by (used in) investing activities	2,926	1,223	(5,301)
CASH FLOWS - FINANCING ACTIVITIES:
Issuance of share capital, net of issuance cost of $272	2,728
Share repurchases	(50)
Payment of long-term loan			(200)
Principal elements of lease payments	(98)	(75)	(117)
Interest elements of lease payments	(3)	(6)	(3)
Net cash provided by (used in) financing activities	2,577	(81)	(320)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,686	(1,459)	(8,083)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	4,281	5,295	14,621
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(122)	445	(1,243)
CASH AND CASH EQUIVALENTS - END OF YEAR	7,845	4,281	5,295
Non-cash Investing and financing activities
Acquisition of right-of-use asset through lease liability (see Note 8)	$ 197		$ 166